RELATED PARTY TRANSACTIONS - Summary of Compensation Paid or Payable to Key Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Remuneration to key management and executive directors	$ 5,033	$ 4,699	$ 3,897
Non-executive directors’ fees	1,225	958	401
Key management personnel compensation	$ 6,258	$ 5,657	$ 4,298